Expense Example {- Franklin LifeSmart™ 2055 Retirement Target Fund} - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2055 Retirement Target Fund	Dec. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	1,195
5 years	1,798
10 years	3,421
Class C
Expense Example:
1 year	248
3 years	908
5 years	1,689
10 years	3,738
Class R
Expense Example:
1 year	97
3 years	758
5 years	1,445
10 years	3,278
Class R6
Expense Example:
1 year	41
3 years	376
5 years	736
10 years	1,747
Advisor Class
Expense Example:
1 year	46
3 years	607
5 years	1,195
10 years	$ 2,792